FAIR VALUE (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value on instruments on recurring basis
Securities available for sale	$ 249,476,000	$ 246,860,871	$ 230,396,296
Transfers from Level 1 to Level 2	0	0	0
Transfers from Level 2 to Level 1	0	0	0
Carrying Value
Fair value on instruments on recurring basis
Securities available for sale	249,476,000	246,861,000	230,396,000
Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	298,000	296,000	289,000
Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	249,178,000	246,565,000	230,107,000
Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale		252,231,000	230,396,000
Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	5,707,000	5,666,000	289,000
Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	249,178,000	246,565,000	230,107,000
U.S. government agencies
Fair value on instruments on recurring basis
Securities available for sale	58,828,000	60,586,060	69,285,942
U.S. government agencies | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale		60,586,000	69,286,000
U.S. government agencies | Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	58,828,000	60,586,000	69,286,000
States and political subdivisions
Fair value on instruments on recurring basis
Securities available for sale	92,969,000	89,281,329	90,183,631
States and political subdivisions | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale		89,281,000	90,183,000
States and political subdivisions | Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	92,969,000	89,281,000	90,183,000
Mortgage-backed - residential
Fair value on instruments on recurring basis
Securities available for sale	97,381,000	96,697,893	70,637,787
Mortgage-backed - residential | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale		96,698,000	70,638,000
Mortgage-backed - residential | Recurring | Significant Other Observable Inputs (Level 2)
Fair value on instruments on recurring basis
Securities available for sale	97,381,000	96,698,000	70,638,000
Equity
Fair value on instruments on recurring basis
Securities available for sale	298,000	295,589	288,936
Equity | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale		296,000	289,000
Equity | Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	298,000	296,000	289,000
Trading Assets | Recurring | Carrying Value
Fair value on instruments on recurring basis
Securities available for sale		5,370,000
Trading Assets | Recurring | Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair value on instruments on recurring basis
Securities available for sale	$ 5,409,000	$ 5,370,000